Interest income and expense - Summary of Consolidated Interest Income and Expense for Both Product and Accounting Category (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024
Analysis Of Income And Expense [line items]
Interest income	[1]	$ 48,761	$ 52,185
Interest expense		32,992	38,490
Amortised cost [member]
Analysis Of Income And Expense [line items]
Interest income		41,094	44,748
Interest expense		30,385	36,253
Debt securities measured at fair value through other comprehensive income [member]
Analysis Of Income And Expense [line items]
Interest income		3,242	3,709
Other [member]
Analysis Of Income And Expense [line items]
Interest income		4,425	3,728
Interest expense		$ 2,607	$ 2,237

[1]	Interest income included $44.3 billion for the year ended October 31, 2025 (2024: $48.5 billion) calculated based on the effective interest rate method.